Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of components of income tax expense
For the years ended December 31,	2022	2021	2020
Current tax expense	$77,645	$85,219	$77,138
Deferred tax recovery	(27,716)	(6,842)	(81,491)
Tax expense (recovery)	$49,929	$78,377	$(4,353)

Schedule of reconciliation of statutory income tax rate
For the years ended December 31,	2022	2021	2020
Income (loss) before income taxes	$(30,188)	$233,402	$240,467
Multiplied by the statutory income tax rates	26.44%	26.46%	26.46%
	(7,982)	61,758	63,628
Income tax recorded at rates different from the Canadian tax rate	(11,774)	(38,060)	(22,875)
Permanent differences(1)	33,818	16,168	1,748
Effect on deferred tax balances due to changes in income tax rates	1,870	—	(885)
Effect of temporary differences not recognized as deferred tax assets	32,654	44,591	(43,941)
Taxes related to prior periods	2,072	(4,769)	(1,467)
Impact of foreign exchange(1)	(731)	(1,232)	(128)
Other(1)	2	(79)	(433)
Tax expense (recovery)	$49,929	$78,377	$(4,353)
Effective income tax rate	(165.4)%	$33.58%	(1.81)%

(1)      Certain comparative figures have been reclassified to conform to the current year presentation.

Schedule of tax effects of temporary differences between carrying amounts of assets and liabilities for accounting purposes
As at December 31,	2022	2021
Deferred tax assets
Foreign tax credits	$7,293	$7,164
Corporate interest restriction	9,035	—
Financing charges	4,130	7,930
Deferred revenue	8,668	9,510
Loss carry forwards	34,201	24,777
Reserves	1,550	1,639
Other	2,117	3,203
Total deferred tax assets	$66,994	$54,223
As at December 31,	2022	2021
Deferred tax liabilities
Capital assets	$(105,021)	$(118,881)
Intangible assets	(181,808)	(183,914)
Unrealized foreign exchange gains	—	(421)
Employee benefits	(5,877)	(1,138)
Total deferred tax liabilities	$(292,706)	$(304,354)
Deferred tax liabilities, net	$(225,712)	$(250,131)